Share-based compensation - Equity Warrants (Details) - BSA 2017 - Equity warrants	12 Months Ended
Dec. 31, 2017 tranche € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal tranches to exercise awards | tranche	4
Subscription price (in euro per share) | € / shares	€ 2.574
Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	12 months
Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	24 months
Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	48 months